Share-Based Payments - Performance Share Awards (PSAs) Narrative (Details) - Performance Shares [Member]	12 Months Ended
Dec. 31, 2018 measure period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of measures used to determine share payout | measure	2
Share payout measures, operating income, number of periods | period	3
Share payout measures, operating income, duration of period	1 year
Award vesting period	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	200.00%